Stockholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding (in shares)									91,399,038	95,644,639	101,154,030
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)									91,912,918	96,053,959	101,590,351
Net income	$ 44,224	$ 43,004	$ 41,723	$ 35,098	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 164,049	$ 160,316	$ 157,364
Basic earnings per share (in dollars per share)	$ 0.49	$ 0.47	$ 0.45	$ 0.38	$ 0.46	$ 0.41	$ 0.42	$ 0.39	$ 1.79	$ 1.68	$ 1.56
Diluted earnings per share (in dollars per share)	$ 0.49	$ 0.47	$ 0.45	$ 0.38	$ 0.45	$ 0.41	$ 0.42	$ 0.39	$ 1.78	$ 1.67	$ 1.55
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									440,366	340,016	352,171
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants (in shares)									73,514	69,304	84,150
Retained Earnings
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income									$ 164,049	$ 160,316	$ 157,364